Parent entity information - Statement of financial position (Detail) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of parent entity information [line items]
Total current assets	$ 6,145	$ 10,772
Total assets	21,585	28,084
Total current liabilities	25,797	7,565
Total liabilities	31,602	16,034
Equity:
Contributed equity	101,638	97,452	$ 84,480
Reserves	3,475	3,681	$ 2,412
Accumulated losses	(115,130)	(89,083)
Parent [member]
Disclosure of parent entity information [line items]
Total current assets	3,048	4,645
Total assets	18,488	21,915
Total current liabilities	25,529	7,003
Total liabilities	31,335	15,472
Equity:
Contributed equity	101,638	97,452
Reserves	4,225	4,423
Accumulated losses	(118,710)	(95,432)
Total equity	$ (12,847)	$ 6,443